Summary of Significant Accounting Policies - Digital Assets (Details) - Digital Asset $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Indefinite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 0
Addition of digital assets	2,745
Digital assets issued for services	(385)
Realized gain on sale of digital assets	10
Impairment loss	(908)
Ending balance	$ 1,462